SHARE CAPITAL (Details 5)	12 Months Ended
Feb. 28, 2023 shares
IfrsStatementLineItems [Line Items]
Number of restricted share units outstanding	5,695,000
Restricted Share Units [Member]
IfrsStatementLineItems [Line Items]
Number of restricted share units outstanding	2,900,000
Remaining life	11 months 19 days
Vesting Date	Feb. 16, 2024
Restricted Share Units 1 [Member]
IfrsStatementLineItems [Line Items]
Number of restricted share units outstanding	225,000
Remaining life	1 year 4 months 6 days
Vesting Date	Jul. 04, 2024
Restricted Share Units 2 [Member]
IfrsStatementLineItems [Line Items]
Number of restricted share units outstanding	150,000
Remaining life	1 year 7 months 6 days
Vesting Date	Oct. 04, 2024
Restricted Share Units 3 [Member]
IfrsStatementLineItems [Line Items]
Number of restricted share units outstanding	2,420,000
Remaining life	1 year 11 months 4 days
Vesting Date	Feb. 02, 2025